Stockholders Equity (Tables)	12 Months Ended
Sep. 26, 2015
Stockholders Equity [Abstract]
Schedule Of Stock Option Activity
	2015		2014
	Number Of Shares (in thousands)	Weighted Average Exercise Price	Number Of Shares (in thousands)	Weighted Average Exercise Price
Options outstanding, beginning of period	10,504	$13.13	10,035	$9.96
Options granted	2,839	28.78	2,727	21.02
Options exercised	(1,929)	9.07	(2,137)	8.19
Options forfeited or cancelled	(63)	17.59	(121)	15.20
Options outstanding, end of period	11,351	$17.71	10,504	$13.13
Option price range at end of period	$3.04 − 33.91		$3.04 − 22.95
Options exercisable at end of period	4,786		5,098
Options available for grant at period end	7,500		5,349
Weighted average fair value of options granted during period	$9.51		$7.53

Schedule Of Assumptions Used For Options Granted
	2015	2014	2013
Risk-free interest rate	1.6%	1.3%	0.6%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	.30	.33	.38
Expected option life	7 years	7 years	7 years

Summary Of Options Outstanding By Exercise Price Range
Range of Exercise Prices	Number Outstanding	Intrinsic Value of Outstanding	Weighted Remaining Contractual Life	Weighted Exercise Price	Number Exercisable	Intrinsic Value of Exercisable	Unrecognized Compensation	Weighted Recognition Period
$3.04 – 33.91	11,351	$143	8 years	$17.71	4,786	$92	$25	2 years